LOANS PAYABLE	12 Months Ended
Dec. 31, 2015
LOANS PAYABLE
LOANS PAYABLE

10. LOANS PAYABLE

Short-term loan

On May 18, 2015, the Group entered into a revolving loan facility agreement ended March 31, 2016 with the Hang Seng Bank Limited (“Hang Seng”), pursuant to which the Group is entitled to borrow a US$ denominated loan of RMB325,000 (US$50,000) with an interest rate of 1.65% per annum over 1, 2, 3 or 6 months London Inter Bank Offered Rate (“LIBOR”). The loan facility is subject to Hang Seng’s overriding right of repayment on demand and the loan under this facility is intended for the general working capital of the Group. On November 20, 2015, the Group drew down RMB129,872 (US$20,000) under the loan facility agreement with a revolving term of one month, which was secured by a pledge of bank deposit of RMB25,974 (US$4,000).

Long-term loans

In November 2014, MobPartner entered into two loan agreements with Bpifrance Financement, pursuant to which Mobpartner borrowed two unsecured Euro denominated loans of RMB5,238 (Euro750) with a term of 7 years and RMB5,238 (Euro750) with a term of 6.75 years. The loans will be settled with a fixed annual interest rate of 3.23% and 2.59%, respectively, during the respective term of loans.

In January 2015, Mobpartner entered into a loan agreement with Hongkong and Shanghai Banking Corporation Limited (France branch) (“HSBC”), pursuant to which Mobpartner borrowed an unsecured Euro denominated loan of RMB566 (Euro81) with a term of 4 years. The loan is settled with a fixed annual interest rate of 2.26%. The Company had repaid RMB 118 (Euro16) of principals as of December 31, 2015.